Income tax - Components of income tax expense (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income tax expense comprises:
Current income tax	$ 3,128	$ 3,125	$ 3,009
Movement in deferred tax	(17)	12	88
Income tax (over)/under provided in prior years		(20)	7
Total income tax expense	$ 3,111	$ 3,117	$ 3,104
Effective income tax rate	30.97%	30.84%	30.12%
Advance Asset Management Limited
Income tax expense comprises:
Other items attributable to tax losses on sale of business unit			$ 86
Australia
Income tax expense comprises:
Total income tax expense	$ 2,614	$ 2,632	2,637
Overseas
Income tax expense comprises:
Total income tax expense	497	485	467
Parent Entity
Income tax expense comprises:
Current income tax	2,559	2,520
Movement in deferred tax	(70)	18
Income tax (over)/under provided in prior years		(13)
Total income tax expense	2,489	2,525
Parent Entity | Advance Asset Management Limited
Income tax expense comprises:
Other items attributable to tax losses on sale of business unit			$ 0
Parent Entity | Australia
Income tax expense comprises:
Total income tax expense	2,449	2,480
Parent Entity | Overseas
Income tax expense comprises:
Total income tax expense	$ 40	$ 45